Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax
Income Tax Charge For The Year	$ (6,813,048)	$ (7,290,674)	$ (14,292,825)
Adjustment Related To Current Income Tax For The Prior Year	151,567	31,379	57,332
Deferred Income Tax
Related To The Net Variation In Temporary Differences	(1,606,881)	(465,860)	2,429,431
Income Tax For The Year	$ (8,268,362)	$ (7,725,155)	$ (11,806,062)